Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of Inventories
	December 31,
	2021	2020
	U.S. Dollars in thousands
Finished products	$36,270	$13,459
Purchased products	6,251	6,751
Work in progress	8,082	8,389
Raw materials	16,820	13,417
Total Inventories	$67,423	$42,016

(1)	During the years 2021, 2020 and 2019, the Company recognized, at cost of revenues, an impairment for inventories carried at net realizable value totaled of $2,982 thousands, $1,440 thousands and $334 thousands, respectively.

(2)	The inventory balance as of December 31, 2021 includes $20,040 thousand of finished products and raw materials which were obtained as part of the business combination. Refer to note 5b for further details